Income taxes - Current Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Current period income tax	$ 51	$ 34
Withholding tax	319	1,537
Total current tax expense	370	1,571
Origination and reversal of temporary differences	1,834	(13,227)
Adjustments for prior periods	(1,138)	(1,922)
Change in unrecognized deductible temporary differences	(696)	15,149
Total deferred tax expense	0	0
Total income tax expense	$ 370	$ 1,571